UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05502
                                                     ---------

                              Comstock Funds, Inc.
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
         --------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                   Date of reporting period: January 31, 2008
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


COMSTOCK STRATEGY FUND
SCHEDULE OF INVESTMENTS -- JANUARY 31, 2008 (UNAUDITED)
================================================================================

                                                                       MARKET
SHARES                                                                  VALUE
------                                                                  -----

COMMON STOCK -- 2.5%

              EXCHANGE TRADED FUNDS -- 2.5%
      5,000   PowerShares DB US Dollar Index Bearish Fund+ (a)       $  140,650
                                                                     ----------
UNITS
-----

TERM NOTE -- 2.5%
              REAL ESTATE -- 2.5%
     10,000   Merrill Lynch Medium Term Note, Ser. C,
                Due 06/04/09+ (b)                                       141,950
                                                                     ----------
PRINCIPAL
 AMOUNT
---------

U.S. GOVERNMENT OBLIGATIONS -- 85.7%
              U.S. TREASURY BILL -- 80.1%
$ 4,531,000   U.S. Treasury Bills, 2.900%++,
                03/20/08                                              4,513,843
                                                                     ----------
              U.S. TREASURY NOTE -- 5.6%
    300,000   U.S. Treasury Note, 6.000%,
                08/15/09                                                317,461
                                                                     ----------
TOTAL U.S. GOVERNMENT OBLIGATIONS                                     4,831,304
                                                                     ----------
    NUMBER OF                             EXPIRATION DATE/
    CONTRACTS                             EXERCISE PRICE
    ---------                             ----------------

PUT OPTIONS PURCHASED+ -- 9.3%
        100     S & P 500 Index             Mar. 08/1300                246,000
         25     S & P 500 Index             Mar. 08/1375                125,000
         10     S & P 500 Index             Jun. 08/1300                 52,500
         12     S & P 500 Index             Jun. 08/1400                 97,800
                                                                     ----------
TOTAL PUT OPTIONS PURCHASED                                             521,300
                                                                     ----------
TOTAL INVESTMENTS -- 100.0% (Cost $5,607,128)                        $5,635,204
                                                                     ==========
                Aggregate book cost                                  $5,607,128
                                                                     ==========
                Gross unrealized appreciation                        $  153,280
                Gross unrealized depreciation                          (125,204)
                                                                     ----------
                Net unrealized appreciation (depreciation)           $   28,076
                                                                     ==========


(a) Security is linked to the performance of the Deutsche Bank Short US Dollar Index (USDX(R)) Futures Index(TM). You cannot invest directly in an index.
(b) Security return is linked to the performance of the PHLX Housing Sector Index. You cannot invest directly in an index.
+   Non-income producing security.
++  Represents annualized yield at date of purchase.

               See accompanying notes to schedule of investments.

COMSTOCK CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS -- JANUARY 31, 2008 (UNAUDITED)
================================================================================

                                                                       MARKET
SHARES                                                                  VALUE
------                                                                  -----

COMMON STOCK -- 2.4%

              EXCHANGE TRADED FUNDS -- 2.4%
     36,000   PowerShares DB US Dollar Index Bearish Fund+ (a)      $ 1,012,680
                                                                    -----------
UNITS
-----

TERM NOTE -- 1.7%
              REAL ESTATE -- 1.7%
     50,000   Merrill Lynch Medium Term Note, Ser. C,
                Due 06/04/09+ (b)                                       709,750
                                                                    -----------
PRINCIPAL
 AMOUNT
---------

U.S. GOVERNMENT OBLIGATIONS -- 93.2%
              U.S. TREASURY BILLS -- 93.2%
$39,749,000   U.S. Treasury Bills, 1.956% to 4.139%++,
                02/07/08 to 06/12/08 (c)(d)                          39,550,060
                                                                    -----------
    NUMBER OF                             EXPIRATION DATE/
    CONTRACTS                             EXERCISE PRICE
    ---------                             ----------------

PUT OPTIONS PURCHASED+ -- 2.7%
        175   S & P 500 Index              Mar. 08/1300                 430,500
        135   S & P 500 Index              Jun. 08/1300                 708,750
                                                                    -----------
TOTAL PUT OPTIONS PURCHASED                                           1,139,250
                                                                    -----------
TOTAL INVESTMENTS -- 100.0% (Cost $42,440,332)                      $42,411,740
                                                                    ===========
              Aggregate book cost                                   $42,440,332
                                                                    ===========
              Gross unrealized appreciation                             261,232
              Gross unrealized depreciation                         $  (289,824)
                                                                    -----------
              Net unrealized appreciation (depreciation)            $   (28,592)
                                                                    ===========

SECURITIES SOLD SHORT -- (22.8)%

                                                                       MARKET
SHARES                                                                  VALUE
------                                                                  -----

COMMON STOCKS SOLD SHORT -- (26.0)%
              AUTOMOTIVE -- (1.9)%
      7,600   Cummins Inc.                                          $   366,928
      9,000   PACCAR Inc.                                               422,280
                                                                    -----------
                                                                        789,208
                                                                    -----------
              BUILDING AND CONSTRUCTION -- (1.5)%
     10,000   Beazer Homes USA Inc.                                      87,200
      6,500   Centex Corp.                                              180,570
      6,500   KB HOME                                                   178,750
     11,000   Pulte Homes Inc.                                          179,740
                                                                    -----------
                                                                        626,260
                                                                    -----------
              BUSINESS SERVICES -- (0.9)%
      5,600   United Parcel Service Inc., Cl. B                         409,696
                                                                    -----------
              COMPUTER SOFTWARE AND SERVICES -- (5.0)%
     14,000   Juniper Networks Inc.                                     380,100
     24,000   Red Hat Inc.                                              448,320
      4,000   Research In Motion Ltd.                                   375,520
      7,700   SanDisk Corp.                                             195,965
      8,400   SAP AG, ADR                                               401,520
     16,000   Yahoo! Inc.                                               306,880
                                                                    -----------
                                                                      2,108,305
                                                                    -----------
              ELECTRONICS -- (5.1)%
      7,000   KLA-Tencor Corp.                                          292,460
      9,000   Lam Research Corp.                                        345,510
     22,000   Maxim Integrated Products Inc.                            432,520
     16,000   NetLogic Microsystems Inc.                                416,000
     13,000   NVIDIA Corp.                                              319,670
     11,000   Texas Instruments Inc.                                    340,230
                                                                    -----------
                                                                      2,146,390
                                                                    -----------
              FINANCIAL SERVICES -- (3.4)%
      9,000   Capital One Financial Corp.                               493,290
     12,000   CompuCredit Corp.                                         176,400
      6,500   MGIC Investment Corp.                                     120,250
      2,000   The Goldman Sachs Group Inc.                              401,540
     12,000   Washington Mutual Inc.                                    239,040
                                                                    -----------
                                                                      1,430,520
                                                                    -----------
              MACHINERY -- (1.0)%
      6,000   Caterpillar Inc.                                          426,840
                                                                    -----------
              RETAIL -- (3.0)%
      5,300   Abercrombie & Fitch Co., Cl. A                            422,357
      9,000   CBRL Group Inc.                                           281,430
      5,300   J.C. Penney Co. Inc.                                      251,273
     17,000   Starbucks Corp.                                           321,470
                                                                    -----------
                                                                      1,276,530
                                                                    -----------
              TELECOMMUNICATIONS -- (1.0)%
     12,000   Nokia Oyj, ADR                                            443,400
                                                                    -----------
              TRANSPORTATION -- (3.2)%
      5,200   Burlington Northern Santa Fe Corp.                        449,904
     10,000   CSX Corp.                                                 484,800
     14,000   J.B. Hunt Transport Services Inc.                         435,400
                                                                    -----------
                                                                      1,370,104
                                                                    -----------
TOTAL COMMON STOCKS SOLD SHORT
(Total Proceeds $14,536,150)                                        $11,027,253
                                                                    ===========
              Aggregate proceeds                                    $14,536,150
                                                                    ===========
              Gross unrealized appreciation                         $ 3,828,081
              Gross unrealized depreciation                            (319,184)
                                                                    -----------
              Net unrealized appreciation (depreciation)            $ 3,508,897
                                                                    ===========

  NUMBER OF                                   EXPIRATION            UNREALIZED
  CONTRACTS                                      DATE              APPRECIATION
  ---------                                      ----              ------------
FUTURES CONTRACTS -- SHORT POSITION -- 3.2%
         50       S & P 500 Index Futures      03/19/2008           $ 1,360,000
                                                                    ===========
-----------------
(a) Security is linked to the performance of the Deutsche Bank Short US Dollar Index (USDX(R)) Futures Index(TM). You cannot invest directly in an index.
(b) Security return is linked to the performance of the PHLX Housing Sector Index. You cannot invest directly in an index.
(c) At January 31, 2008, $8,000,000 of the principal amount was pledged as collateral for securities sold short.
(d) At January 31, 2008, $3,000,000 of the principal amount was pledged as collateral for futures contracts.
+   Non-income producing security.
++  Represents annualized yield at date of purchase.
ADR American Depository Receipt

               See accompanying notes to schedule of investments.

COMSTOCK FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)


1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. TAX INFORMATION. The following summarizes capital loss carryforwards and expiration dates for each Fund as of April 30, 2007, the most recent fiscal year end:

              EXPIRING IN          STRATEGY       CAPITAL VALUE
              FISCAL YEAR            FUND             FUND
            ---------------     -------------     ------------
                 2008             $15,186,640     $ 36,909,064
                 2009               5,026,316          409,704
                 2012                      --       15,241,825
                 2013              11,097,388       40,898,340
                 2014               1,655,953       13,004,169
                 2015               1,276,858        7,109,158
                                  -----------     ------------
                                  $34,243,155     $113,572,260
                                  ===========     ============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Comstock Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                March 25, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                March 25, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                                March 25, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.